NOTE G---RELATED PARTY TRANSACTIONS	9 Months Ended	22 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
NOTE G---RELATED PARTY TRANSACTIONS

NOTE G---RELATED PARTY TRANSACTIONS

The Company’s revenue is derived from rental income from two leases with related parties due to common ownership of businesses.

In addition, the Company also borrowed funds from the husband of the Company’s President for purchase of building held for lease, which was neither evidenced by any promissory note, nor bearing any interest. Instead, it was an oral agreement between the related party and the Company and due on demand. The balance due to related parties was $565,692 and $528,968 as of September 30, 2012 and December 31, 2011, respectively.

NOTE G---RELATED PARTY TRANSACTIONS

The Company’s revenue is derived from rental income from two leases with related parties due to common ownership of businesses.

In addition, the Company also borrowed funds from the husband of the Company’s President for purchase of building held for lease, which was neither evidenced by any promissory note, nor bearing any interest. Instead, it was an oral agreement between the related party and the Company and due on demand. The balance due to related parties was $528,968 and $517,712 as of December 31, 2011 and 2010, respectively.